Convertible Note - Related Party (Tables)	12 Months Ended
Aug. 31, 2017
Debt Disclosure [Abstract]
Convertible Note - Related Party
	August 31, 2017	August 31, 2016
Note balance	$–	$170,000
Accrued interest	–	21,264
	$–	$191,264